Cash and cash equivalents (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash	$ 245,028,791		$ 58,450,680
Cash equivalent	5,000,000		70,999,996
Cash and cash equivalents	$ 250,028,791	$ 260,365,630	$ 129,450,676	$ 37,728,278	$ 5,334,072	$ 8,560,624